Cover	Nov. 05, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-41880
Entity Registrant Name	AIMEI HEALTH TECHNOLOGY CO., LTD
Entity Central Index Key	0001979005
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10 East 53rd Street
Entity Address, Address Line Two	Suite 3001
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	86
Local Phone Number	13758131392
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	AFJK
Security Exchange Name	NASDAQ
Rights, exchangeable into one-fifth of one Ordinary Share
Title of 12(b) Security	Rights, exchangeable into one-fifth of one Ordinary Share
Trading Symbol	AFJKR
Security Exchange Name	NASDAQ
Units, each consisting of one Ordinary Share and one Right
Title of 12(b) Security	Units, each consisting of one Ordinary Share and one Right
Trading Symbol	AFJKU
Security Exchange Name	NASDAQ